Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2050 Fund	May 30, 2024
Fidelity Advisor Freedom 2050 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	19.57%
Past 5 years	11.22%
Since Inception	8.54%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F0391
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.61%

[1]	A From June 6, 2017 .